Bitwise Web3 ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks – 100.2%
Communication Services – 24.7%
Alphabet, Inc., Class C ......................................................... 306 $ 74,526
Electronic Arts, Inc. ............................................................ 864 174,269
Meta Platforms, Inc., Class A .................................................... 524 384,815
ROBLOX Corp., Class A
*
....................................................... 2,954 409,188
Take-Two Interactive Software, Inc.
*
............................................... 635 164,059
Tencent Holdings Ltd. .......................................................... 898 76,522
1,283,379
Consumer Discretionary – 1.6%
Alibaba Group Holding Ltd., ADR ................................................. 474 84,718
Energy – 1.4%
Exxon Mobil Corp. ............................................................. 657 74,077
Financials – 23.9%
Block, Inc.
*
................................................................... 1,923 138,975
Bullish
*
...................................................................... 2,022 128,620
Coinbase Global, Inc., Class A
*
................................................... 1,214 409,713
Etoro Group Ltd., Class A
*
...................................................... 649 26,784
Figure Technology Solutions, Inc., Class A
*
......................................... 2,381 86,597
Galaxy Digital, Inc., Class A
*
..................................................... 2,265 76,623
Mastercard, Inc., Class A ....................................................... 126 71,670
OSL Group Ltd.
*
.............................................................. 10,249 19,759
Robinhood Markets, Inc., Class A
*
................................................ 1,460 209,043
Visa, Inc., Class A ............................................................. 214 73,055
1,240,839
Information Technology – 44.4%
Akamai Technologies, Inc.
*
...................................................... 490 37,122
Applied Digital Corp.
*
........................................................... 3,596 82,492
Bitdeer Technologies Group, Class A
*
.............................................. 2,300 39,307
Cipher Mining, Inc.
*
............................................................ 5,103 64,247
Circle Internet Group, Inc.
*
...................................................... 2,589 343,250
Cleanspark, Inc.
*
.............................................................. 3,859 55,955
Cloudflare, Inc., Class A
*
........................................................ 984 211,157
CompoSecure, Inc., Class A
*
.................................................... 351 7,308
Core Scientific, Inc.
*
........................................................... 4,054 72,729
Hut 8 Corp.
*
.................................................................. 1,429 49,739
IREN Ltd.
*
................................................................... 3,325 156,042
MARA Holdings, Inc.
*
.......................................................... 5,090 92,943
Microsoft Corp. ............................................................... 148 76,657
Northern Data AG
*
............................................................. 883 18,209
NVIDIA Corp. ................................................................. 416 77,617
Riot Platforms, Inc.
*
............................................................ 4,815 91,629
Samsung Electronics Co. Ltd., GDR ............................................... 54 80,676
Shopify, Inc., Class A
*
.......................................................... 2,709 402,584
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 285 79,598
Terawulf, Inc.
*
................................................................ 5,276 60,252
Unity Software, Inc.
*
........................................................... 5,092 203,884
2,303,397

Bitwise Web3 ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Real Estate – 4.2%
Equinix, Inc. .................................................................. 278 $ 217,741
Total Common Stocks (Cost $4,532,631) ......................................................... 5,204,151
Total Investments – 100.2%
(Cost $ 4,532,631 ) ........................................................................... $ 5,204,151
Liabilities in Excess of Other Assets – (0.2)% ....................................................... (9,823)
Net Assets – 100.0% .......................................................................... $ 5,194,328
* Non Income Producing
ADR : American Depositary Receipt
GDR : Global Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ........................................................................... 44.4%
Communication Services .......................................................................... 24.7%
Financials ...................................................................................... 23.9%
Real Estate ..................................................................................... 4.2%
Consumer Discretionary ........................................................................... 1.6%
Energy ........................................................................................ 1.4%
Total Investments ................................................................................ 100.2%
Liabilities in Excess of Other Assets .................................................................. (0.2)%
Net Assets ..................................................................................... 100.0%
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 78.6%
Canada ........................................................................................ 8.7%
China .......................................................................................... 3.5%
Australia ....................................................................................... 3.0%
Cayman Islands ................................................................................. 2.5%
South Korea .................................................................................... 1.6%
Taiwan ......................................................................................... 1.5%
Israel .......................................................................................... 0.5%
Germany ....................................................................................... 0.3%
Liabilities in Excess of Other Assets .................................................................. (0.2)%
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.